Commitments and contingencies - Summary of Certain Payments Over the Next Five Years (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of commitments and contingencies [Line Items]
Long-term debt	CAD 359	CAD 469
Transportation	57
Power infrastructure	10
Interest obligations	22
Office lease	243
Decommissioning liability	147
Total	838
2018 [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	31
Transportation	12
Power infrastructure	8
Interest obligations	12
Office lease	34
Decommissioning liability	10
Total	107
2019 [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	269
Transportation	10
Power infrastructure	2
Interest obligations	6
Office lease	34
Decommissioning liability	10
Total	331
2020 [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	34
Transportation	9
Interest obligations	2
Office lease	34
Decommissioning liability	10
Total	89
2021 [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	15
Transportation	7
Interest obligations	1
Office lease	34
Decommissioning liability	10
Total	67
2022 [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	7
Transportation	5
Interest obligations	1
Office lease	34
Decommissioning liability	10
Total	57
Thereafter [member]
Disclosure of commitments and contingencies [Line Items]
Long-term debt	3
Transportation	14
Office lease	73
Decommissioning liability	97
Total	CAD 187